Credit Quality of Residential Real Estate Mortgages and HELOCs by Reviewing FICO Scores at Origination, Current FICO Scores, Loan-To-Value Ratio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	$ 10,782	[1]	$ 9,866	[1]
Residential real estate mortgages, first mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6,348		5,437
Residential real estate mortgages, first mortgages | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	465		569
Residential real estate mortgages, first mortgages | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	402		538
Residential real estate mortgages, first mortgages | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	305		553
Residential real estate mortgages, first mortgages | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	909		1,757
Residential real estate mortgages, first mortgages | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,270		2,020
Residential real estate mortgages, first mortgages | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,997
Residential real estate mortgages, first mortgages | Origination FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	10		9
Residential real estate mortgages, first mortgages | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	98		108
Residential real estate mortgages, first mortgages | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,141		1,030
Residential real estate mortgages, first mortgages | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,099		4,290
Residential real estate mortgages, first mortgages | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	54		55
Residential real estate mortgages, first mortgages | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	191		162
Residential real estate mortgages, first mortgages | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	940		831
Residential real estate mortgages, first mortgages | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,163		4,389
Residential real estate mortgages, first mortgages | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	4,189		3,507
Residential real estate mortgages, first mortgages | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,142		1,904
Residential real estate mortgages, first mortgages | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	17		26
Residential real estate mortgages, purchased first mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	159		159
Residential real estate mortgages, purchased first mortgages | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	56		60
Residential real estate mortgages, purchased first mortgages | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6		8
Residential real estate mortgages, purchased first mortgages | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6		10
Residential real estate mortgages, purchased first mortgages | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	12		17
Residential real estate mortgages, purchased first mortgages | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	53		64
Residential real estate mortgages, purchased first mortgages | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	26
Residential real estate mortgages, purchased first mortgages | Origination FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1		2
Residential real estate mortgages, purchased first mortgages | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	16		19
Residential real estate mortgages, purchased first mortgages | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	40		43
Residential real estate mortgages, purchased first mortgages | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	102		95
Residential real estate mortgages, purchased first mortgages | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6		7
Residential real estate mortgages, purchased first mortgages | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	13		11
Residential real estate mortgages, purchased first mortgages | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	34		44
Residential real estate mortgages, purchased first mortgages | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	106		97
Residential real estate mortgages, purchased first mortgages | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	97		91
Residential real estate mortgages, purchased first mortgages | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	54		60
Residential real estate mortgages, purchased first mortgages | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	8		8
Residential real estate mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6,507		5,596
Weighted Average Updated FICO	768		768
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.38%		0.50%
Residential real estate mortgages | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	521		629
Residential real estate mortgages | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	408		546
Residential real estate mortgages | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	311		563
Residential real estate mortgages | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	921		1,774
Residential real estate mortgages | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,323		2,084
Residential real estate mortgages | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	3,023
Residential real estate mortgages | Origination FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	11		11
Residential real estate mortgages | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	114		127
Residential real estate mortgages | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,181		1,073
Residential real estate mortgages | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,201		4,385
Residential real estate mortgages | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	60		62
Residential real estate mortgages | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	204		173
Residential real estate mortgages | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	974		875
Residential real estate mortgages | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,269		4,486
Residential real estate mortgages | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	4,286		3,598
Residential real estate mortgages | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,196		1,964
Residential real estate mortgages | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	25		34
Residential real estate mortgages | Estimated Current LTV 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	4,162		3,200
Weighted Average Updated FICO	772		773
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.05%		0.27%
Residential real estate mortgages | Estimated Current LTV Greater Than 70% through 90%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,841		1,764
Weighted Average Updated FICO	764		766
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.22%		0.41%
Residential real estate mortgages | Estimated Current LTV Greater Than 90% through 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	168		241
Weighted Average Updated FICO	750		758
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.51%		1.33%
Residential real estate mortgages | Estimated Current LTV Greater Than 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	336		391
Weighted Average Updated FICO	741		748
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	5.34%		2.34%
Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	3,287		3,509
Weighted Average Updated FICO	767		769
Utilization Rate	42.00%	[2]	43.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.31%		0.25%
Home equity lines of credit | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,187		1,306
Home equity lines of credit | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,151		1,262
Home equity lines of credit | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	338		412
Home equity lines of credit | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	249		311
Home equity lines of credit | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	198		218
Home equity lines of credit | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	164
Home equity lines of credit | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	23		24
Home equity lines of credit | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	633		667
Home equity lines of credit | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,631		2,818
Home equity lines of credit | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	49		49
Home equity lines of credit | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	117		112
Home equity lines of credit | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	510		520
Home equity lines of credit | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,611		2,828
Home equity lines of credit | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,225		2,378
Home equity lines of credit | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,036		1,091
Home equity lines of credit | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	26		40
Home equity lines of credit | Estimated Current LTV 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,559		1,561
Weighted Average Updated FICO	773		774
Utilization Rate	36.00%	[2]	37.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.14%		0.09%
Home equity lines of credit | Estimated Current LTV Greater Than 70% through 90%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,020		1,099
Weighted Average Updated FICO	766		769
Utilization Rate	46.00%	[2]	46.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.18%		0.26%
Home equity lines of credit | Estimated Current LTV Greater Than 90% through 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	267		328
Weighted Average Updated FICO	759		765
Utilization Rate	54.00%	[2]	54.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.44%		0.16%
Home equity lines of credit | Estimated Current LTV Greater Than 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	$ 441		$ 521
Weighted Average Updated FICO	753		755
Utilization Rate	59.00%	[2]	58.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	1.06%		0.75%

[1]	Loans are evaluated for impairment by loan segment.
[2]	The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.